Income Taxes - Income tax expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes
Income tax benefit (expense)	$ (158)	$ (125)	$ (435)	$ (704)
Effective tax rate	(4.00%)	(2.00%)	(7.00%)	(5.00%)
Norwegian tonnage tax regime
Income Taxes
Income tax benefit (expense)	$ (158)	$ (108)	$ (426)	$ (678)
UK
Income Taxes
Income tax benefit (expense)		$ (17)	$ (9)	$ (26)